UNITHOLDERS' EQUITY - Executive Deferred Stapled Unit Plan (Details) - Restricted Stapled Unit Plan for executives and employees shares in Millions	Dec. 31, 2024 shares
Executive Deferred Stapled Unit Plan
Percentage of vesting of the number of stapled units	100.00%
Maximum
Executive Deferred Stapled Unit Plan
Number of stapled units which may be issued (in shares)	1.0
Number of preceding trading days in Toronto Stock Exchange or New York Stock Exchange	5 days
Settlement period	60 days